Compensation and Benefits - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption period for terminated employees						5 years
Redemption amount for Class B awards	$ 27,561		$ 27,561	$ 27,561		$ 29,257	$ 14,909
Aggregate fair value of share-based awards	0		0	0		331,112	180,328
Class B award modification expense	0	0		287,292	0
Pre-offering related compensation - other	0	13,747		143,035	21,895	54,153	55,714	17,578
Unvested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share-based awards	0		0	0		103,052	31,825
Class B Liability Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				5 years
Redemption period for terminated employees				5 years		5 years
Retirement qualifying period				10 years		10 years
Intent to retire, notification period required				3 years		3 years
Cumulative increase in award liability				2,532		7,851	7,621
Payments - stock based compensation	769			4,228
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	200,200		200,200	200,200
Class B Liability Awards | Redemption values determined by retirement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate fair value of share-based awards						434,797	276,517
Class B Liability Awards | Unvested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not recognized, period for recognition				3 years 0 months 3 days		3 years 3 months 18 days	2 years 4 months 17 days
Class B Liability Awards | Distributions on liability awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-offering related compensation - other	0	13,747		65,727	21,895
Class B Liability Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intent to retire, notification period required				1 year		1 year
Cash incentive compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-offering related compensation - other	0	0		56,788	0
Bonus make-whole compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-offering related compensation - other	$ 0	$ 0		$ 20,520	$ 0